Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	30,000,000	14,000,000
Ordinary shares, shares issued	4,285,093	2,618,425
Ordinary shares, shares outstanding	4,285,093	2,618,425